Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
a.The changes in non-cash working capital items related to operating activities for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year Ended December 31,
	2022 $	2021 $	2020 $
Accounts receivable, including other current assets	(114,042)	(22,746)	140,290
Due from affiliates	1,734	1,016	(4,539)
Bunker and lube oil inventory	(11,804)	(17,619)	13,634
Prepaid expenses	(25)	(484)	532
Accounts payable and accrued liabilities	21,065	(13,934)	(50,040)
Due to affiliates	(9,803)	7,821	984
Deferred revenue	798	(3,355)	(3,277)
Other	(147)	1,316	(7,664)
Change in operating assets and liabilities	(112,224)	(47,985)	89,920

b.Cash interest paid during the years ended December 31, 2022, 2021 and 2020 totaled $29.4 million, $34.3 million and $47.9 million, respectively.
c.The Company maintains restricted cash deposits relating to certain freight forward agreements (see note 11). In addition, the Company maintained restricted cash deposits for certain contracts related to the ship-to-ship transfer business and the LNG terminal management business, prior to its sale in April 2020 (see note 19). Attached to the LNG terminal management contracts were certain performance guarantees which were required to be issued by the Company and have now been terminated. The Company also maintains restricted cash deposits as required by the Company's obligations related to finance leases (see note 10). Total cash, cash equivalents and restricted cash, including cash, cash equivalents and restricted cash held for sale are as follows:

	As at December 31, 2022	As at December 31, 2021	As at December 31, 2020	As at December 31, 2019
	$	$	$	$
Cash and cash equivalents	180,512	50,572	97,232	88,824
Restricted cash - current	3,714	2,221	2,779	3,071
Restricted cash - long-term	3,135	3,135	3,135	3,437
Cash and cash equivalents held for sale	—	—	—	1,121
Restricted cash held for sale - current	—	—	—	337
	187,361	55,928	103,146	96,790

Non-cash items related to operating lease right-of-use assets and operating lease liabilities are as follows:

	Year Ended
	December 31, 2022	December 31, 2021
	$	$
Leased assets obtained in exchange for new operating lease liabilities	42,911	16,380